Donoghue Forlines Innovation ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 17.4%
AppLovin Corp. - Class A(a)	5,130	$362,024
DoorDash, Inc. - Class A(a)	3,989	515,618
Electronic Arts, Inc.(b)	3,309	419,647
Expedia Group, Inc.(a)	2,201	296,321
Grindr, Inc.(a)	7,753	75,902
Magnite, Inc.(a)(b)	6,199	54,737
Maplebear, Inc.(a)	7,023	239,695
Match Group, Inc.(a)	5,923	182,547
Meta Platforms, Inc. - Class A	4,566	1,964,157
Netflix, Inc.(a)	1,732	953,708
New York Times Co. - Class A	3,964	170,571
Pinterest, Inc. - Class A(a)(b)	9,698	324,398
Spotify Technology SA(a)	2,029	569,013
Trade Desk, Inc. - Class A(a)(b)	5,297	438,856
Uber Technologies, Inc.(a)(b)	10,692	708,559
Yelp, Inc.(a)	3,025	121,726
		7,397,479

Consumer Discretionary - 1.5%
Acushnet Holdings Corp.	1,955	119,216
Etsy, Inc.(a)(b)	3,130	214,937
Hasbro, Inc.	3,669	224,910
HNI Corp.	1,917	80,418
		639,481

Consumer Staples - 3.0%
Clorox Co.	1,797	265,722
Colgate-Palmolive Co.	5,977	549,406
Kimberly-Clark Corp.	3,230	440,992
		1,256,120

Energy - 1.1%
Enphase Energy, Inc.(a)(b)	2,303	250,474
Weatherford International PLC(a)	1,612	199,275
		449,749

Health Care - 15.2%
AbbVie, Inc.	7,509	1,221,263
Agilent Technologies, Inc.	2,772	379,875
Arcellx, Inc.(a)	2,223	111,194
Bristol-Myers Squibb Co.(b)	14,623	642,535
Corcept Therapeutics, Inc.(a)	4,585	106,922
Dynavax Technologies Corp.(a)(b)	5,786	65,787
Gilead Sciences, Inc.(b)	9,063	590,908
Halozyme Therapeutics, Inc.(a)	3,978	151,562
Harmony Biosciences Holdings, Inc.(a)(b)	2,514	77,708
Ironwood Pharmaceuticals, Inc.(a)	6,933	53,731
Jazz Pharmaceuticals PLC(a)	1,605	177,754
Johnson & Johnson	8,193	1,184,625
Merck & Co., Inc.	10,448	1,350,090
Neurocrine Biosciences, Inc.(a)	1,851	254,587
Solventum Corp.(a)(b)	1,361	88,479
		6,457,020

Industrials - 4.5%
3M Co.	5,445	525,498
Cimpress PLC(a)	1,180	100,619
Cummins, Inc.	1,541	435,317
Keysight Technologies, Inc.(a)	2,163	319,994
Legalzoom.com, Inc.(a)	8,351	99,794
Vertiv Holdings Co. - Class A	4,738	440,634
		1,921,856

Technology - 57.0%(c)
Adobe, Inc.(a)	2,079	962,224
Amdocs Ltd.	2,273	190,909
Apple, Inc.	19,736	3,361,634
Applied Materials, Inc.	4,345	863,134
Atlassian Corp. - Class A(a)(b)	2,175	374,753
Autodesk, Inc.(a)	2,236	475,933
Bentley Systems, Inc. - Class B(b)	4,983	261,757
Box, Inc. - Class A(a)(b)	5,871	152,763
Broadcom, Inc.	1,373	1,785,271
Cadence Design Systems, Inc.(a)	2,185	602,252
Cirrus Logic, Inc.(a)	1,604	142,066
Cisco Systems, Inc.	20,474	961,869
Clear Secure, Inc. - Class A(b)	4,134	72,221
CommVault Systems, Inc.(a)	1,668	170,920
Crowdstrike Holdings, Inc. - Class A(a)(b)	2,052	600,292
CSG Systems International, Inc.	1,305	61,648
Datadog, Inc. - Class A(a)(b)	3,736	468,868
Doximity, Inc. - Class A(a)(b)	4,265	103,597
Dropbox, Inc. - Class A(a)	8,216	190,283
Dynatrace, Inc.(a)	5,330	241,502
Extreme Networks, Inc.(a)	5,702	63,862
F5, Inc.(a)	1,191	196,884
Fortinet, Inc.(a)	7,936	501,396
International Business Machines Corp.	4,850	806,070
Intuit, Inc.	1,470	919,661
Manhattan Associates, Inc.(a)	1,195	246,242
Microchip Technology, Inc.	5,451	501,383
Motorola Solutions, Inc.	1,417	480,576
NetApp, Inc.	3,557	363,561
Nutanix, Inc. - Class A(a)	4,851	294,456
PagerDuty, Inc.(a)	4,071	81,257
Palantir Technologies, Inc. - Class A(a)(b)	21,065	462,798
Palo Alto Networks, Inc.(a)	2,518	732,461
Paylocity Holding Corp.(a)(b)	1,254	194,571
Pegasystems, Inc.	2,741	162,870
Progress Software Corp.	1,944	96,850
PTC, Inc.(a)(b)	1,721	305,374
Pure Storage, Inc. - Class A(a)	6,008	302,803
QUALCOMM, Inc.	6,145	1,019,148
Qualys, Inc.(a)	1,130	185,218
RingCentral, Inc. - Class A(a)(b)	3,650	108,113
Sapiens International Corp. NV(b)	2,444	75,275
ServiceNow, Inc.(a)	1,210	838,929
Skyworks Solutions, Inc.(b)	2,820	300,584
Smartsheet, Inc. - Class A(a)	4,250	160,778
Sonos, Inc.(a)	5,486	92,713
Squarespace, Inc. - Class A(a)	3,930	137,000
Synopsys, Inc.(a)	1,138	603,811
Tenable Holdings, Inc.(a)	3,695	166,164
Teradata Corp.(a)	3,952	146,619
Veeva Systems, Inc. - Class A(a)	1,918	380,838
Workday, Inc. - Class A(a)	1,993	487,747
Zeta Global Holdings Corp. - Class A(a)(b)	8,170	100,981
Zoom Video Communications, Inc. - Class A(a)	4,374	267,251
Zscaler, Inc.(a)	1,901	328,759
		24,156,899
TOTAL COMMON STOCKS (Cost $40,815,239)		42,278,604

SHORT-TERM INVESTMENT - 14.1%
Investment Purchased with Proceeds from Securities Lending - 14.1%
Mount Vernon Liquid Assets Portfolio LLC, 5.51%(d)	5,975,403	5,975,403

TOTAL SHORT-TERM INVESTMENT (Cost $5,975,403)		5,975,403

TOTAL INVESTMENTS - 113.8% (Cost $46,790,642)		48,254,007
Money Market Deposit Account - 0.3%(e)		139,829
Liabilities in Excess of Other Assets - (14.1)%		(5,970,860)
TOTAL NET ASSETS - 100.0%		$42,422,976

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $5,713,667 which represented 13.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 5.24%.

Donoghue Forlines Innovation ETF
Summary of Fair Value Disclosure as of April 30, 2024 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

Donoghue Forlines Innovation ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$42,278,604	$–	$–	$42,278,604
Investment Purchased with Proceeds from Securities Lending(a)	–	–	–	5,975,403
Total Assets	$42,278,604	$–	$–	$48,254,007

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.